N-4	Feb. 24, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	PLAIC Variable Annuity Account S
Entity Central Index Key	0001817260
Entity Investment Company Type	N-4
Document Period End Date	Feb. 24, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund – Service Class (1)	0.99%	21.56%	24.26%	18.71%	3

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund – Service Class (1)	0.99%	21.56%	24.26%	18.71%	3

Goldman Sachs VIT Strategic Growth Fund – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth Fund – Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	21.56%
Average Annual Total Returns, 5 Years [Percent]	24.26%
Average Annual Total Returns, 10 Years [Percent]	18.71%